Current and long-term debt - New loan facility commitment (Details) $ in Millions	1 Months Ended
Dec. 31, 2022 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels	1
New Loan Facility Commitment
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity of credit facility | $	$ 117.4
Borrowings instrument, term	5 years
New Loan Facility Commitment | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels	2
New Loan Facility Commitment | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels	4
New Loan Facility Commitment | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels	1
New Loan Facility Commitment | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.925%